CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flow from operating activities:
Net income (loss) | ¥		¥ 274,801	¥ (8,382)	¥ (12,270)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization | ¥		52,686	54,478	59,391
Exchange gain (loss) | ¥		2,757	(9,131)	26,660
(Reversal) provision for credit losses | ¥		354,711	(34,473)	138,321
Accrued marketing expense | ¥		(178,650)	51,284	0
Deferred income taxes | ¥		17,268	(37,233)	(20,616)
Stock-based compensation expenses | ¥		13,269	24,045	8,399
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable | ¥		11,453	47,075	102,753
Other financing receivables from peer store, net | ¥		0	0	37,033
Short term net investment in sales-type leases | ¥		0	13,290	398,444
Other financing receivables | ¥		1,932,181	247,279	(618,827)
Inventories | ¥		873	9,006	21,485
Other payables and accrued liabilities | ¥		(1,484,372)	2,024,082	98,027
Prepaid expense and other current assets | ¥		(17,287)	(15,213)	(14,154)
Income tax payable | ¥		55,108	15,292	15,727
Net cash provided by operating activities | ¥		1,034,798	2,381,399	240,373
Cash flow from investing activities:
Change in loans, net | ¥		(795,549)	731,918	(966,429)
Disposal of property, equipment and leasehold improvements | ¥		2,138	0	2,995
Purchase of property, equipment and leasehold improvements | ¥		(5,080)	(3,556)	(52,080)
Net cash (used in) provided by investing activities | ¥		(798,491)	728,362	(1,015,514)
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors | ¥		(744,657)	(2,321,100)	1,731,707
Proceeds from financing payables, related parties | ¥		5,692,288	5,867,420	5,783,630
Repayment to financing payables, related parties | ¥		(5,525,565)	(5,936,308)	(5,100,531)
Proceeds from bank borrowings | ¥		460,000	740,000	579,999
Repayments bank of borrowings | ¥		(374,228)	(862,000)	(884,635)
Capital distribution | ¥		0	29,812	(1,040,471)
Dividend payment | ¥		0	(141,345)	0
Net cash (used in) provided by financing activities | ¥		(492,162)	(2,623,521)	1,069,699
Net (decrease) increase in cash, cash equivalents and restricted cash | ¥		(255,855)	486,240	294,558
Cash, cash equivalents and restricted cash, beginning of the year | ¥		1,251,058	764,818	470,260
Cash, cash equivalents and restricted cash, end of the year | ¥		995,203	1,251,058	764,818
Supplemental disclosure of cash flow information:
Interest paid | ¥		222,580	325,298	267,386
Income taxes paid | ¥		32,264	23,509	32,814
Supplemental disclosure of non-cash financing activities:
Debt conversion | ¥		22,945	0	0
Consideration payable to shareholder | ¥		0	180,796	0
Dividend payable to shareholder | ¥		¥ 0	¥ 0	¥ 445,706
USD
Cash flow from operating activities:
Net income (loss) | $	$ 40,040
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization | $	7,677
Exchange gain (loss) | $	402
(Reversal) provision for credit losses | $	51,683
Accrued marketing expense | $	(26,030)
Deferred income taxes | $	2,516
Stock-based compensation expenses | $	1,933
Changes in operating assets and liabilities, net of acquisitions and divestitures:
Accounts receivable | $	1,668
Other financing receivables from peer store, net | $	0
Short term net investment in sales-type leases | $	0
Other financing receivables | $	281,528
Inventories | $	127
Other payables and accrued liabilities | $	(216,280)
Prepaid expense and other current assets | $	(2,519)
Income tax payable | $	8,029
Net cash provided by operating activities | $	150,774
Cash flow from investing activities:
Change in loans, net | $	(115,915)
Disposal of property, equipment and leasehold improvements | $	312
Purchase of property, equipment and leasehold improvements | $	(740)
Net cash (used in) provided by investing activities | $	(116,343)
Cash flow from financing activities:
Changes in borrowed funds from CeraVest investors | $	(108,500)
Proceeds from financing payables, related parties | $	829,393
Repayment to financing payables, related parties | $	(805,100)
Proceeds from bank borrowings | $	67,024
Repayments bank of borrowings | $	(54,527)
Capital distribution | $	0
Dividend payment | $	0
Net cash (used in) provided by financing activities | $	(71,710)
Net (decrease) increase in cash, cash equivalents and restricted cash | $	(37,279)
Cash, cash equivalents and restricted cash, beginning of the year | $	182,285
Cash, cash equivalents and restricted cash, end of the year | $	145,006
Supplemental disclosure of cash flow information:
Interest paid | $	32,431
Income taxes paid | $	4,701
Supplemental disclosure of non-cash financing activities:
Debt conversion | $	3,343
Consideration payable to shareholder | $	0
Dividend payable to shareholder | $	$ 0